DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2020 shares
Class of Shares
Entity Central Index Key	0001123658
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	CHINA PETROLEUM & CHEMICAL CORPORATION
Entity Incorporation, State or Country Code	F4
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Filer Category	Large Accelerated Filer
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	true
H shares
Class of Shares
Entity Common Stock, Shares Outstanding	25,513,438,600
A shares
Class of Shares
Entity Common Stock, Shares Outstanding	95,557,771,046